Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operation [Abstract]
Schedule of Composition of the Discontinued Operation	Composition of the discontinued operation:
	Eleven (11) months ended November 30,	Year ended December 31,
	2024	2023

Revenue from brokerage fees	$4,456	$4,913
Sales and marketing	(4)	(130)
General and administrative	(4,309)	(4,209)
Income from operations	143	574
Financial expenses, net	(77)	(59)
Income (loss) before tax from discontinued operation	66	515
Tax (expenses) income	39	(225)
Net income (loss) from discontinued operation	$105	$290

Schedule of Cashflow Deriving from Discontinued Operation	Cashflow deriving from discontinued operation is as follows:
	Eleven (11) months ended November 30,	Year ended December 31,
	2024	2023
Net cash provided by (used in) operating activities	$(234)	709
Net cash used in investing activities	$(1)	(9)
Net cash used in financing activities	$(80)	(83)
Net Cashflow	$(315)	617

Schedule of Gain from Sale of Discontinued Operations
November 30, 2024

Total consideration (*)	$5,265
Net assets of discontinued operations	3,764
Reclassification of translation differences	356
Gain from sale of discontinued operations	$1,145

(*)	As of December 31, 2025 and 2024, the consideration is recorded as receivable from sale of subsidiary. The cash consideration of $4,423 was received during January 2025, while the 15% holdback in escrow was scheduled to be received after 12 months from the closing date. The escrow amount of $808 was released in January 2026.